Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Advances for Property, Plant, and Equipment [Table Text Block]
Costs
Balance, January 1, 2015	15,687,490
Advances for vessels under construction	17,014,377
Balance, December 31, 2015	32,701,867
Advances for vessels under construction	23,135,658
Vessel acquisition deposits	797,830
Vessel delivered during the period	(31,831,439)
Loss on termination and impairment of newbuilding contracts	(7,050,179)
Balance, December 31, 2016	17,753,737